AMENDMENT DATED APRIL 8, 2026

TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION, OF

THE FUNDS LISTED ON EXHIBIT A HERETO

(EACH A “FUND AND COLLECTIVELY THE “FUNDS”)

You should read this Amendment in conjunction with each Fund's Summary Prospectus, Prospectus and Statement of Additional Information (collectively the Registration Statement) as applicable and retain it for future reference.

Effective immediately, PGIM Fixed Income, an investment group of PGIM, Inc. and a subadviser to each of the Funds, will be referred to as PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. and will continue to serve as subadviser to the Funds in the same manner as currently outlined in the applicable Registration Statement. PGIM Credit includes the public and private credit business of PGIM, Inc.

All references in the Registration Statement, as applicable, to “PGIM Fixed Income” should be read as “PGIM Credit.”

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EXHIBIT A
The Prudential Investment Portfolios, Inc.	PGIM Core Government Money Market Fund
PGIM Balanced Fund	Prudential National Muni Fund, Inc.
Prudential Investment Portfolios 2	PGIM National Muni Fund
PGIM Institutional Money Market Fund	Prudential Short-Term Corporate Bond Fund, Inc.
PGIM Core Ultra Short Bond Fund	PGIM Short-Term Corporate Bond Fund
PGIM Core Conservative Bond Fund	Prudential World Fund, Inc.
PGIM TIPS Fund	PGIM Emerging Markets Debt Hard Currency Fund
Prudential Investment Portfolios 3	PGIM Emerging Markets Debt Local Currency Fund
PGIM Strategic Bond Fund	The Target Portfolio Trust
Prudential Investment Portfolios 4	PGIM Core Bond Fund
PGIM Muni High Income Fund	PGIM ETF Trust
Prudential Investment Portfolios 6	PGIM Ultra Short Bond ETF
PGIM California Muni Income Fund	PGIM Active Aggregate Bond ETF
Prudential Investment Portfolios 8	PGIM Active High Yield Bond ETF
PGIM Securitized Credit Fund	PGIM Total Return Bond ETF
Prudential Investment Portfolios 9	PGIM Floating Rate Income ETF
PGIM Absolute Return Bond Fund	PGIM AAA CLO ETF
Prudential Investment Portfolios 12	PGIM Short Duration Multi-Sector Bond ETF
PGIM Short Duration Muni Fund	PGIM Short Duration High Yield ETF
Prudential Investment Portfolios, Inc. 14	PGIM Municipal Income Opportunities ETF
PGIM Government Income Fund	PGIM Ultra Short Municipal Bond ETF
PGIM Floating Rate Income Fund	PGIM Corporate Bond 0-5 Year ETF
Prudential Investment Portfolios, Inc. 15	PGIM Corporate Bond 5-10 Year ETF
PGIM High Yield Fund	PGIM Corporate Bond 10+ Year ETF
PGIM Short Duration High Yield Income Fund
Prudential Investment Portfolios, Inc. 17
PGIM Short Duration Multi-Sector Bond Fund
PGIM Total Return Bond Fund
Prudential Global Total Return Fund, Inc.
PGIM Global Total Return Fund
PGIM Global Total Return (USD Hedged) Fund
Prudential Government Money Market Fund, Inc.
PGIM Government Money Market Fund

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